UNBILLED REVENUE	12 Months Ended
Sep. 30, 2011
UNBILLED REVENUE
NOTE 5. UNBILLED REVENUE

Unbilled revenue consisted of the following:
	As of September 30, 2011	As of September 30, 2010
	US$(’000)	US$(’000)
Unbilled revenue	169	973
	169	973

The Company records revenue in excess of billings as “unbilled revenue”. The Company expects all billed and unbilled amounts to be collected within one year.